Rule 497(d)


                                     FT 422

                    Biotechnology Select Portfolio, Series 3
                 Digital Convergence Select Portfolio, Series 2
                    Fiber Optics Select Portfolio, Series 2
                Genomics & Proteomics Select Portfolio, Series 2
                   Pharmaceutical Select Portfolio, Series 3
                  Storage & Networking Select Portfolio Series
                     Technology Select Portfolio, Series 3
                       Biotechnology Portfolio, Series 3
                    Digital Convergence Portfolio, Series 2
                        Fiber Optics Portfolio, Series 2
                   Genomics & Proteomics Portfolio, Series 2
                       Pharmaceutical Portfolio, Series 9
                     Storage & Networking Portfolio Series
                        Technology Portfolio, Series 12


               Supplement to the Prospectus dated March 22, 2000

Notwithstanding anything to the contrary in the Prospectus, Unit holders who acquire Units of Genomics & Proteomics Select Portfolio, Series 2, Genomics & Proteomics Portfolio, Series 2 or Storage & Networking Portfolio Series which, as a result of a reduction in the aggregate underlying value of the Securities, are not subject to an initial sales charge will be subject to the maximum remaining deferred sales charge (initially $.225 per Unit in the case of Genomics & Proteomics Select Portfolio, Series 2 or $.35 per Unit for Genomics
& Proteomics Portfolio, Series 2 or Storage & Networking Portfolio Series). In such case the maximum sales charge may exceed 3.25% of the Public Offering Price per Unit for Genomics & Proteomics Select Portfolio, Series 2 or 4.5% of the Public Offering Price per Unit for Genomics & Proteomics Portfolio, Series 2 or Storage & Networking Portfolio Series, but in no event will the maximum sales charge exceed 3.75% of the Public Offering Price per Unit for Genomics
& Proteomics Select Portfolio, Series 2, 5.00% of the Public Offering Price per Unit for Storage & Networking Portfolio Series or 5.50% of the Public Offering Price per Unit for Genomics & Proteomics Portfolio, Series 2.

April 4, 2000